TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

(Unaudited)

SHARES			VALUE

		CONVERTIBLE PREFERRED AND WARRANTS(a) - 3.7% of Net Assets

		Biotechnology — 3.1%

326,667		Amphivena Therapeutics, Inc. Series B (Restricted) (b)	$4,900,001
525,972		Amphivena Therapeutics, Inc. Series C, 6.00% (Restricted) (b)	1,887,315
802,477		Arkuda Therapeutics, Inc. Series A Preferred Stock. 6.00% (Restricted) (b)	1,909,093
968,073		Decipher Biosciences, Inc. Series II 8.00% (Restricted) (b)	1,251,718
962,412		Decipher Biosciences, Inc. Series III 8.00% (Restricted) (b)	2,090,360
1,043,219		Galera Therapeutics, Inc. Series C, 6.00% (Restricted) (b)	2,310,000
249,700		Oculis SA, Series B2 (Restricted) (b) (d)	2,129,689
2,692,309		Rainier Therapeutics, Inc. Series A, 6.00% (Restricted) (b)	1,750,001
1,559,715		Rainier Therapeutics, Inc. Series B, 6.00% (Restricted) (b)	1,166,667
875,000		Therachon Holding AG Series B (Restricted) (b)	9,740,325
210,000		Trillium Therapeutics, Inc. Series II (d)	68,922
			29,204,091
		Health Care Equipment & Supplies (Restricted)(b) — 0.2%
114,158		CardioKinetix, Inc. Series C, 8.00%	0
205,167		CardioKinetix, Inc. Series D, 8.00%	0
632,211		CardioKinetix, Inc. Series E, 8.00%	0
692,715		CardioKinetix, Inc. Series F, 8.00%	0
N/A	(e)	CardioKinetix, Inc. Warrants (expiration 12/11/19, exercise price $0.69)	0
N/A	(e)	CardioKinetix, Inc. Warrants (expiration 06/03/20, exercise price $0.69)	0
12,695		CardioKinetix, Inc. Warrants (expiration 08/15/24, exercise price $2.85)	0
951,000		IlluminOss Medical, Inc. Series AA, 8.00%	951,000
895,848		IlluminOss Medical, Inc. Junior Preferred, 8.00%	895,848
71,324		IlluminOss Medical, Inc. Warrants (expiration 03/31/27, exercise price $1.00)	0
59,426		IlluminOss Medical, Inc. Warrants (expiration 09/06/27, exercise price $1.00)	0
23,771		IlluminOss Medical, Inc. Warrants (expiration 11/20/27, exercise price $1.00)	0
47,542		IlluminOss Medical, Inc. Warrants (expiration 01/11/28, exercise price $1.00)	0
46,462		IlluminOss Medical, Inc. Warrants (expiration 01/29/29, exercise price $1.00)	0
47,542		IlluminOss Medical, Inc. Warrants (expiration 02/06/28, exercise price $1.00)	0
12,964		IlluminOss Medical, Inc. Warrants (expiration 04/29/29, exercise price $1.00)	0
20,470		IlluminOss Medical, Inc. Warrants (expiration 05/13/29, exercise price $1.00)	0
			1,846,848

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Pharmaceuticals (Restricted)(b) — 0.4%
3,173,164	Curasen Therapeutics, Inc. Series A (c)	$3,500,000
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $41,345,778)	34,550,939

PRINCIPAL AMOUNT
	CONVERTIBLE NOTES (Restricted)(b) - 0.2% of Net Assets
	Biotechnology — 0.1%
$442,570	Rainier Therapeutics, Inc. Promissory Note, 8.00% due 03/31/20	442,570
442,570	Rainier Therapeutics, Inc. Promissory Note, 8.00% due 03/31/20	442,570
		885,140
	Health Care Equipment & Supplies (b) — 0.1%
74,456	CardioKinetix, Inc. Promissory Note, 5.00% due 07/31/19	0
51,858	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	51,858
285,294	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	285,294
95,083	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	95,083
190,166	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	190,166
190,166	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	190,166
237,708	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	237,708
185,849	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	185,850
81,881	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	81,881
		1,318,006
	TOTAL CONVERTIBLE NOTES (Cost $2,278,029)	2,203,146

SHARES
	COMMON STOCKS AND WARRANTS - 93.7% of Net Assets

	Biotechnology — 62.0%
11,814	AbbVie, Inc.	859,114
119,074	AC Immune SA (a) (d)	660,861
110,901	ACADIA Pharmaceuticals, Inc. (a)	2,964,384
17,325	Adynxx Inc.	50,329
72,892	Albireo Pharma, Inc. (a)	2,350,038
221,454	Alexion Pharmaceuticals, Inc. (a)	29,006,044
137,956	Alkermes plc (a)	3,109,528
24,414	Allakos Inc. (a)	1,057,859
107,976	Alnylam Pharmaceuticals, Inc. (a)	7,834,739
329,378	Amarin Corp. plc (a) (d) (f)	6,386,639
362,508	Amgen Inc.	66,802,974
202,068	Amicus Therapeutics, Inc. (a)	2,521,809
52,067	AnaptysBio, Inc. (a)	2,937,620
14,306	Arena Pharmaceuticals, Inc. (a)	838,761
18,519	Argenx SE (a) (d) (f)	2,621,920
220,867	Array Biopharma Inc. (a)	10,232,768

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Biotechnology — continued
46,585	Ascendis Pharma A/S (a) (d) (f)	$5,364,263
118,026	Atreca, Inc. (Restricted) (b)	2,001,243
57,750	Atreca, Inc.(a)	1,088,010
26,960	Audentes Therapeutics, Inc. (a)	1,020,706
54,497	BeiGene, Ltd. (a) (d) (f)	6,754,903
126,491	Biogen Inc. (a) (h)	29,582,450
152,146	BioMarin Pharmaceutical Inc. (a)	13,031,305
67,218	bluebird bio, Inc. (a)	8,550,130
68,342	Blueprint Medicines Corp. (a)	6,446,701
798,651	Celgene Corp. (a)	73,827,298
26,300	Clovis Oncology, Inc. (a)	391,081
226,978	Coherus BioSciences, Inc. (a)	5,016,214
123,392	CRISPR Therapeutics AG (a) (d)	5,811,763
55,466	CymaBay Therapeutics, Inc. (a)	397,137
26,806	Editas Medicine, Inc. (a)	663,180
265,969	Epizyme, Inc. (a)	3,337,911
108,846	Esperion Therapeutics, Inc. (a)	5,063,516
371,638	Exelixis, Inc. (a)	7,941,904
157,835	FibroGen, Inc. (a)	7,130,985
30,904	Galapagos NV (a) (d) (f)	3,984,453
936,113	Gilead Sciences, Inc.	63,243,794
44,553	Global Blood Therapeutics, Inc. (a)	2,343,488
280,578	Incyte Corp. (a)	23,837,907
101,896	Intellia Therapeutics, Inc. (a)	1,668,037
34,833	Intercept Pharmaceuticals, Inc. (a)	2,771,662
77,665	Ionis Pharmaceuticals, Inc. (a)	4,991,529
127,421	Iovance Biotherapeutics, Inc. (a)	3,124,363
21,371	Ligand Pharmaceuticals, Inc. (a)	2,439,500
172,605	Merus N.V. (a) (d)	2,528,663
81,916	Molecular Templates, Inc. (a)	683,999
14,228	Myriad Genetics, Inc. (a)	395,254
147,820	Nektar Therapeutics (a)	5,259,436
135,987	Neurocrine Biosciences, Inc. (a)	11,481,382
260,913	Ovid Therapeutics Inc. (a)	482,689
848,209	Pieris Pharmaceuticals, Inc. (a)	3,986,582
54,790	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 06/08/21, exercise price $3.00) (a) (b)	91,499
27,394	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 06/08/21, exercise price $2.00) (a) (b)	59,445
70,557	Portola Pharmaceuticals, Inc. (a)	1,914,211
77,794	Protagonist Therapeutics, Inc. (a)	942,085
90,472	PTC Therapeutics, Inc. (a)	4,071,240
35,515	Puma Biotechnology, Inc. (a)	451,396
87,029	Regeneron Pharmaceuticals, Inc. (a)	27,240,077
55,964	Sage Therapeutics, Inc. (a)	10,246,449
88,119	Sangamo Therapeutics, Inc. (a)	949,042
96,867	Sarepta Therapeutics, Inc. (a)	14,718,941
192,587	Seattle Genetics, Inc. (a)	13,328,946

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Biotechnology — continued
447,797	Sutro Biopharma, Inc. (a)	$5,095,930
317,526	Trillium Therapeutics, Inc. (a) (d)	104,212
26,710	Ultragenyx Pharmaceutical Inc. (a)	1,696,085
43,002	United Therapeutics Corp. (a)	3,356,736
258,177	Vertex Pharmaceuticals Inc. (a)	47,344,498
79,586	Viking Therapeutics, Inc. (a)	660,564
36,743	Xencor, Inc. (a)	1,503,891
		590,654,072
	Drug Discovery Technologies — 0.0%
117,030	ImmunoGen, Inc. (a)	253,955

	Health Care Equipment & Supplies — 4.2%
64,992	Abbott Laboratories	5,465,827
9,421	ABIOMED, Inc. (a)	2,454,076
33,977	Baxter International, Inc.	2,782,716
2,140	Becton, Dickinson and Co.	539,301
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	853,805
25,327	DENTSPLY Sirona, Inc.	1,478,084
10,398	Edwards Lifesciences Corp. (a)	1,920,927
21,082	Hologic, Inc. (a)	1,012,358
19,960	IDEXX Laboratories, Inc. (a)	5,495,587
12,847	LivaNova plc (a)	924,470
7,188	Masimo Corp. (a)	1,069,718
70,363	Medtronic plc	6,852,653
23,124	Natus Medical, Inc. (a)	594,055
30,550	NovoCure Ltd. (a)	1,931,676
29,890	Stryker Corp.	6,144,786
7,713	Zimmer Biomet Holdings, Inc.	908,129
		40,428,168
	Health Care Providers & Services — 3.5%
69,045	Acadia Healthcare Co., Inc. (a)	2,413,123
23,992	Anthem, Inc.	6,770,782
3,527	Charles River Laboratories International, Inc. (a)	500,481
19,832	Cigna Corp. (a)	3,124,532
100,776	CVS Health Corp.	5,491,284
222,222	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	735,555
41,535	Tenet Healthcare Corp. (a)	858,113
54,672	UnitedHealth Group, Inc.	13,340,515
		33,234,385
	Health Care Technology — 0.1%
174,270	Evolent Health, Inc. (a)	1,385,446
		1,385,446
	Healthcare Services — 0.2%
6,284	Laboratory Corporation of America Holdings (a)	1,086,504
20,101	Syneos Health, Inc. (a)	1,026,960
		2,113,464

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Life Sciences Tools & Services — 6.2%
13,464	Bio-Techne Corp.	$2,807,109
111,451	Illumina, Inc. (a)	41,030,686
88,234	PRA Health Sciences, Inc. (a)	8,748,401
21,105	Thermo Fisher Scientific, Inc.	6,198,116
		58,784,312
	Medical Devices and Diagnostics — 2.1%
3,773	Align Technology, Inc. (a)	1,032,670
122,199	Boston Scientific Corp. (a)	5,252,113
32,315	Danaher Corp.	4,618,460
18,428	Genomic Health, Inc. (a)	1,071,957
10,551	Intuitive Surgical, Inc. (a)	5,534,002
22,100	ResMed, Inc.	2,696,863
		20,206,065
	Pharmaceuticals — 15.4%
124,692	Acceleron Pharma Inc. (a)	5,122,347
46,285	Aerie Pharmaceuticals, Inc. (a)	1,367,722
511,461	Aerpio Pharmaceuticals, Inc. (a)	465,429
94,317	Agios Pharmaceuticals, Inc. (a)	4,704,532
8,583	Allergan plc (d)	1,437,052
12,760	AmerisourceBergen Corp.	1,087,918
104,963	ArQule, Inc. (a)	1,155,643
124,219	Bristol-Myers Squibb Co.	5,633,332
76,914	Concert Pharmaceuticals, Inc. (a)	922,968
49,480	Eli Lilly & Co.	5,481,889
465,507	Endo International plc (a)	1,917,889
210,543	Foamix Pharmaceuticals Ltd. (a) (d)	501,092
42,848	GW Pharmaceuticals plc (a) (d) (f)	7,386,567
72,521	Horizon Therapeutics plc (a)	1,744,855
266,423	Immunomedics, Inc. (a)	3,695,287
38,440	Intra-Cellular Therapies, Inc. (a)	498,951
44,382	Jazz Pharmaceuticals plc (a)	6,327,098
110,428	Johnson & Johnson	15,380,412
9,280	Madrigal Pharmaceuticals, Inc. (a)	972,637
13,913	McKesson Corp.	1,869,768
132,804	Medicines Company (The) (a)	4,843,362
198,642	Merck & Co., Inc.	16,656,132
491,637	Milestone Pharmaceuticals Inc. (Restricted)	12,013,150
35,000	Milestone Pharmaceuticals Inc. (a)	950,250
9,460	Mirati Therapeutics, Inc. (a)	974,380
489,519	Mylan N.V. (a)	9,320,442
26,860	MyoKardia, Inc. (a)	1,346,760
302,493	Pfizer, Inc.	13,103,997
17,320	Rhythm Pharmaceuticals, Inc. (a)	381,040
79,790	Spectrum Pharmaceuticals, Inc. (a)	686,992
574,944	Tetraphase Pharmaceuticals, Inc. (a)	276,146
291,666	Teva Pharmaceutical Industries Ltd. (a) (d) (f)	2,692,077
321,637	TherapeuticsMD, Inc. (a)	836,256
42,329	WaVe Life Sciences Ltd. (a)	1,104,364

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Pharmaceuticals — continued
84,565	Zoetis, Inc.	$9,597,282
80,516	Zogenix, Inc. (a)	3,847,054
		146,303,072
	TOTAL COMMON STOCKS AND WARRANTS (Cost $657,963,133)	893,362,939

	EXCHANGE TRADED FUND - 0.7% of Net Assets
73,849	SPDR S&P Biotech ETF	6,477,296
	TOTAL EXCHANGE TRADED FUND (Cost $5,196,053)	6,477,296

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT - 0.3% of Net Assets
$2,861,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $2,861,000, 0.50%, dated 06/28/19, due 07/01/19 (collateralized by U.S. Treasury Note 1.875%, due 03/31/22, market value $2,920,192)	2,861,000
	TOTAL SHORT-TERM INVESTMENT (Cost $2,861,000)	2,861,000

INTEREST
	MILESTONE INTERESTS (Restricted)(a) (b) - 0.9% of Net Assets
	Pharmaceuticals — 0.9%
1	Afferent Milestone Interest	817,953
1	Ethismos Research, Inc. Milestone Interest	0
1	Neurovance Milestone Interest	2,683,575
1	TargeGen Milestone Interest	5,360,662
1	Therox Milestone Interest	9,360
	TOTAL MILESTONE INTERESTS (Cost $5,438,059)	8,871,550

NUMBER OF CONTRACTS (100 SHARES EACH)/NOTIONAL AMOUNT ($)
	CALL OPTION CONTRACTS PURCHASED- 0.0%
110/3,850,000	Biogen Inc. Jun20 350 Call	51,700
	CALL OPTION CONTRACTS PURCHASED (Premiums paid $568,637)	51,700

The accompanying notes are an integral part of this Schedule of Investments.

VALUE
TOTAL INVESTMENTS - 99.5% (Cost $715,650,689)	$948,378,570
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	5,029,109
NET ASSETS - 100%	$953,407,679

(a)         Non-income producing security.

(b)         Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.

(c)          Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $3,500,000).

(d)         Foreign security.

(e)          Number of warrants to be determined at a future date.

(f)           American Depository Receipt

(g)          Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)         A portion of security is pledged as collateral for call option purchased.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At June 30, 2019, the cost of securities for Federal income tax purposes was $ 715,652,100. The net unrealized gain on securities held by the Fund was $ 232,726,470, including gross unrealized gain of $ 330,125,847 and gross unrealized loss of $ 97,399,377.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2019 were as follows:

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019

(continued)

Affiliated Companies	Beginning Value as of September 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2019
Amphivena Therapeutics, Inc.	$5,714,797	$1,887,315	(816,284)	—	1,487	$6,787,315	*
IlluminOss Medical, Inc.	2,845,265	319,589	—	—	—	3,164,854	*
Curasen Therapeutics, Inc.	3,500,000	—	—	—	—	3,500,000
	$12,060,062	$2,206,904	$(816,284)	$—	$1,487	13,452,169

	Shares/ Principal Amount as of June 30, 2019	Dividend/ Interest Income From Affiliated Companies	Capital Gain Distributions From Affiliated Companies
Amphivena Therapeutics, Inc.	852,639	8,725	—
IlluminOss Medical, Inc.	3,494,354	31,952	—
Curasen Therapeutics, Inc.	3,173,164	—	—
	7,520,157	40,677	—

* Not an affiliate at June 30, 2019.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2019 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred And Warrants
Biotechnology	$68,922	$—	$29,135,169	$29,204,091
Health Care Equipment & Supplies	—	—	1,846,848	1,846,848
Pharmaceuticals	—	—	3,500,000	3,500,000
Convertible Notes
Biotechnology	—	—	885,140	885,140
Health Care Equipment & Supplies	—	—	1,318,006	1,318,006
Common Stocks And Warrants
Biotechnology	588,501,885	2,001,243	150,944	590,654,072
Drug Discovery Technologies	253,955	—	—	253,955
Health Care Equipment & Supplies	39,574,363	—	853,805	40,428,168
Health Care Providers & Services	32,498,830	—	735,555	33,234,385
Health Care Technology	1,385,446	—	—	1,385,446
Healthcare Services	2,113,464	—	—	2,113,464
Life Sciences Tools & Services	58,784,312	—	—	58,784,312
Medical Devices And Diagnostics	20,206,065	—	—	20,206,065
Pharmaceuticals	134,289,922	12,013,150	—	146,303,072
Exchange Traded Fund	6,477,296	—	—	6,477,296
Short-term Investment	—	2,861,000	—	2,861,000
Milestone Interests
Pharmaceuticals	—	—	8,871,550	8,871,550
Other Assets	—	—	1,020,038	1,020,038
Total	$884,154,460	$16,875,393	$48,317,055	$949,346,908

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019

(continued)

Assets at Value	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Assets
Option Contracts Purchased	$51,700	$—	$—	$51,700
Total	$51,700	$—	$—	$51,700

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2018	Net Realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of June 30, 2019
Convertible Preferred and Warrants
Biotechnology	$17,110,039	$6,442,579	$11,717,697	$(4,485,147)	$(1,649,999)	$29,135,169
Health Care Equipment & Supplies	1,846,848	0	0	0	0	1,846,848
Life Sciences Tools & Services	5,041,602	2,483,252	0	(7,524,854)	0	0
Pharmaceuticals	5,599,998	2,923	0	0	(2,102,921)	3,500,000
Convertible Notes
Biotechnology	814,796	297	884,843	(814,796)	0	885,140
Health Care Equipment & Supplies	998,417	0	319,589	0	0	1,318,006
Common Stocks and Warrants
Biotechnology	219,979	(69,035)	0	0	0	150,944
Health Care Equipment & Supplies	677,075	190,154	0	(13,424)	0	853,805
Health Care Providers & Services	602,222	133,333	0	0	0	735,555
Milestone Interests
Health Care Equipment & Supplies	4,538,871	881,182	1,254	(5,421,307)	0	0
Pharmaceuticals	7,912,735	949,455	9,360	0	0	8,871,550
Other Assets	1,150,714	0	138,056	(268,732)	0	1,020,038
	$46,513,296	$11,014,140	$13,070,799	$(18,528,260)	$(3,752,920)	$48,317,055

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019						$5,303,755

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019

(continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2019	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$1,004,749	Income approach, Black-Scholes	Discount for lack of marketability	20.00% (20.00%)

	13,753,978	Probability weighted expected return model	Discount rate Price to sales multiple	24.39%-47.13% (38.72%) 3.02x-11.05x (7.16x)

	19,589,207	Market approach, recent transaction	(a)	N/A

	4,077,633	Market comparable	Discount for lack of marketability	15.00%-50.00% (21.31%)
			Earnings ratio	5.55x-15.00x (7.25x)

	9,891,488	Probability adjusted value	Probability of events Timing of events	20.00%-100.00% (60.34%) 0.25-18.00 (3.25) years

$48,317,055

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 0% of the Fund’s net assets at June 30, 2019.

At June 30, 2019, the Fund had a commitment of 6,015,084 relating to additional investments in four private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2019. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date	Cost	Carrying Value per Unit	Value

Afferent Milestone Interest	07/27/16	$377,701	$817,953.00	$817,953
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	07/17/17	4,902,852	15.00	4,900,001
Series C Cvt. Pfd	12/10/18	1,887,315	3.59	1,887,315
Arkuda Therapeutics,Inc.
Series A Preferred Stock. Cvt. Pfd	05/16/19	1,909,093	2.38	1,909,093
Atreca, Inc. Common	09/05/18	1,649,999	16.96	2,001,243
CardioKinetix, Inc.
Series C Cvt. Pfd	05/22/08	2,379,300	0.00	0
Series D Cvt. Pfd	12/10/10	785,862	0.00	0
Series E Cvt. Pfd	09/14/11	1,805,145	0.00	0
Series F Cvt. Pfd	12/04/14	2,368,365	0.00	0

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019

(continued)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
CardioKinetix, Inc.(continued)
Cvt. Promissory Note	6/20/17		$74,505	$0.00	$0
Warrants (expiration 12/11/19)	12/10/09, 02/11/10		177	0.00	0
Warrants (expiration 06/03/20)	06/03/10, 09/01/10		177	0.00	0
Warrants (expiration 08/15/24)	08/15/14		204	0.00	0
Cercacor Laboratories, Inc. Common	03/31/98		0	5.34	853,805
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18		3,500,000	1.10	3,500,000
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19		4,485,147	1.29	1,251,718
Series III Cvt. Pfd	03/29/19		1,014,421	2.17	2,090,360
Ethismos Research, Inc. Milestone Interest	10/31/17		0	0.00	0
Galera Therapeutics, Inc. Series C Cvt. Pfd	08/30/18		2,310,060	2.21	2,310,000
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	01/21/16		960,650	1.00	951,000
Junior Preferred	01/21/16		3,468,037	1.00	895,848
Cvt. Promissory Note	03/18/17		286,619	100.00	285,294
Cvt. Promissory Note	12/20/17		95,433	100.00	95,083
Cvt. Promissory Note	01/11/18		190,281	100.00	190,166
Cvt. Promissory Note	02/06/18		190,166	100.00	190,166
Cvt. Promissory Note	09/05/18		237,708	100.00	237,708
Cvt. Promissory Note	01/28/19		185,850	100.00	185,850
Cvt. Promissory Note	04/10/19		51,858	100.00	51,858
Cvt. Promissory Note	05/10/19		81,881	100.00	81,881
Warrants (expiration 03/31/27)	03/28/17		331	0.00	0
Warrants (expiration 09/06/27)	09/05/18		0	0.00	0
Warrants (expiration 11/20/27)	11/21/17		88	0.00	0
Warrants (expiration 01/11/28)	1/11/18		29	0.00	0
Warrants (expiration 02/06/28)	2/06/18		0	0.00	0
Warrants (expiration 01/29/29)	1/28/19		0	0.00	0
Warrants (expiration 04/29/29)	4/10/19		0	0.00	0
Warrants (expiration 05/13/29)	5/10/19		0	0	0
InnovaCare Health, Inc. Common	12/21/12	†	965,291	3.31	735,555
Milestone Pharmaceuticals Inc. Common			4,012,010	24.44	12,013,150
Neurovance Milestone Interest	03/20/17		4,917,881	2,683,575.00	2,683,575
Oculis SA Series B2 Cvt. Pfd	01/16/19		2,100,493	8.53	2,129,689
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16		1,751,288	0.65	1,750,001
Series B Cvt. Pfd	03/03/17		1,166,744	0.75	1,166,667
Cvt. Promissory Note	01/30/19		442,570	100.00	442,570
Cvt. Promissory Note	03/28/19		442,570	100.00	442,570
TargeGen Milestone Interest	07/20/10		133,117	5,360,662.00	5,360,662
Therachon Holding AG Series B Cvt. Pfd	07/17/18		3,500,000	11.13	9,740,325
Therox Milestone Interest	06/18/19		9,360	9,360.00	9,360
			$54,640,578		$61,160,466

(#)    See Schedule of Investments and corresponding footnotes for more information on each issuer.

†            Interest received as part of a corporate action for a previously owned security.